INCOME TAXES - Income Tax Recorded Directly in Equity and Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	$ 52	$ (86)	$ (34)
Deferred tax expense (benefit)
Current and deferred tax relating to items credited (charged) directly to equity	0	0	(231)
Total	52	(86)	(265)
Gain (loss) on derivative financial instruments
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	(47)	(107)	(126)
Recognized actuarial gain (loss)
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	47	17	(18)
Foreign currency translation adjustments
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	52	4	110
Unrealized Gains (Losses) on Derivative Financial Instruments relating to CFH
Deferred tax expense (benefit)
Deferred tax expense (benefit)	$ 0	$ 0	$ (231)